PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

ADVANCED SERIES XTRA CREDIT SIXSM (XT6)
OPTIMUM PLUSSM

SUPPLEMENT DATED NOVEMBER 10, 2016,

TO PROSPECTUSES DATED APRIL 29, 2016

This Prospectus Supplement (this “Supplement”) should be read in conjunction with your Annuity Prospectus and should be retained for future reference. This Supplement is intended to update certain information in the Annuity Prospectus you own and is not intended to be a prospectus or offer for any other Annuity that you do not own.  Defined terms used herein and not otherwise defined herein shall have the meanings given to them in your Prospectus and Statement of Additional Information (“SAI”). If you would like another copy of the current Annuity Prospectus, please visit www.PrudentialAnnuities.com or call us at 1-888-PRU-2888.

The Expense Examples in the section of the Prospectus captioned “Expense Examples” should have contained additional expense examples for contracts that were issued before November 20, 2006.

Advanced Series XTRA Credit SixSM (XT6)

Expense Examples are provided as follows:
To be filed by amendment

If you surrender your annuity at the end of the applicable time period:

	1 yr	3 yrs	5 yrs	10 yrs
XT6 2	$1,511	$2,699	$3,809	$6,556

If you annuitize your annuity at the end of the applicable time period: 1

	1 yr	3 yrs	5 yrs	10 yrs
XT6 2	$611	$1,849	$3,109	$6,356

If you do not surrender your annuity:

	1 yr	3 yrs	5 yrs	10 yrs
XT6 2	$611	$1,849	$3,109	$6,356

1	If you own XT6, you may not annuitize in the first Three (3) Annuity Years.
2	Expense examples calculations for XT6 Annuities are not adjusted to reflect the Purchase Credit. If the Purchase Credit were reflected in the calculations, expenses would be higher.

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Optimum PlusSM

Expense Examples are provided as follows:

If you surrender your annuity at the end of the applicable time period:

	1 yr	3 yrs	5 yrs	10 yrs
OPTIMUM PLUS 2	$1,476	$2,600	$3,652	$6,292

If you annuitize your annuity at the end of the applicable time period:1

	1 yr	3 yrs	5 yrs	10 yrs
OPTIMUM PLUS 2	$576	$1,750	$2,952	$6,092

If you do not surrender your annuity at the end of the applicable time period:

	1 yr	3 yrs	5 yrs	10 yrs
OPTIMUM PLUS 2	$576	$1,750	$2,952	$6,092

1.	If you own Optimum Plus, you may not annuitize in the first Three (3) Annuity Years; if you own Optimum or Optimum Four, you may not annuitize in the first Annuity Year.
2.	Expense example calculations for Optimum Plus are not adjusted to reflect the Purchase Credit. If the Purchase Credit were reflected in the calculations, expenses would be higher.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PALACSUP2